UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4888

Dreyfus Short-Intermediate Government Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Government Fund
February 28, 2011 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.2%	Rate (%)	Date	Amount ($)		Value ($)
Bank & Finance--10.0%
Bank of America,
Gtd. Notes	2.38	6/22/12	2,200,000		2,254,762
Citigroup,
Gtd. Bonds	2.13	4/30/12	2,110,000		2,153,093
General Electric Capital,
Gtd. Notes	3.00	12/9/11	2,200,000		2,246,108
Golman Sachs Group,
Gtd. Notes	2.15	3/15/12	2,000,000	a	2,035,174
Key Bank,
Gtd. Notes	3.20	6/15/12	1,720,000	a	1,780,885
Morgan Stanley,
Gtd. Notes	2.25	3/13/12	2,105,000		2,145,199
US Bancorp,
Gtd. Notes	2.25	3/13/12	2,000,000		2,037,154
US Central Federal Credit,
Gov't. Gtd. Notes	1.90	10/19/12	1,300,000		1,326,833
Wells Fargo & Co.,
Gtd. Notes	3.00	12/9/11	2,105,000		2,148,952
					18,128,160
U.S. Government Agencies--28.6%
Federal Home Loan Bank,
Bonds	1.88	6/21/13	8,500,000		8,685,920
Federal Home Loan Mortgage Corp.,
Notes	0.18	1/11/12	4,620,000	b,c	4,618,993
Federal Home Loan Mortgage Corp.,
Notes	0.22	2/16/12	4,000,000	b,c	4,000,388
Federal Home Loan Mortgage Corp.,
Notes	0.80	4/19/13	2,000,000	c	1,995,460
Federal Home Loan Mortgage Corp.,
Notes	1.15	10/7/13	2,600,000	c	2,588,830

Federal Home Loan Mortgage Corp.,
Notes	1.38	1/9/13	10,000,000	c	10,127,610
Federal National Mortage
Association, Notes	0.70	10/19/12	1,685,000	c	1,682,162
Federal National Mortgage
Association, Notes	0.75	2/26/13	5,890,000	c	5,893,057
Federal National Mortgage
Association, Notes	0.80	12/13/12	1,940,000	c	1,935,065
Federal National Mortgage
Association, Notes	0.90	12/21/12	1,655,000	c	1,652,554
Federal National Mortgage
Association, Notes	1.00	9/23/13	4,000,000	c	3,989,468
Federal National Mortgage
Association, Notes	1.05	10/22/13	2,000,000	c	1,982,554
Federal National Mortgage
Association, Notes	1.13	9/17/13	1,385,000	c	1,385,451
Small Business Administration
Participation, Gov't Gtd.
Ctfs., Ser. 20G	6.85	7/1/17	1,108,727		1,219,873
					51,757,385
U.S. Government Agencies/Mortgage-Backed--13.3%
Federal Home Loan Mortgage Corp.:
4.50%, 9/1/14			641,263	c	665,251
Ser. 3574, Cl. AC, 1.85%,
8/15/14			1,028,972	c	1,039,190
Structured Pass-Through
Secs., Ser. T-7, Cl. A6,
7.03%, 8/25/28			20,190	b,c	20,386
Federal National Mortgage Association:
4.50%, 11/1/14			520,055	c	552,494
5.50%, 9/1/14 - 4/1/16			414,290	c	445,105
Ser. 2002-83, REMICS,
Cl. DH, 5.00%, 9/25/17			895,627	c	928,575
Whole Loan, Ser. 2001-W2,
Cl. AF6, 6.59%, 10/25/31			1,282,136	b,c	1,446,557
Government National Mortgage Association I:
Ser. 2010-159, Cl. A,
2.16%, 1/16/33			1,990,929		2,009,421

Ser. 2004-43, Cl. A, 2.82%,
12/16/19	238,872	240,634
Ser. 2004-97, Cl. AB,
3.08%, 4/16/22	338,645	342,881
Ser. 2009-27, Cl. A, 3.28%,
7/16/37	972,166	1,007,416
Ser. 2006-42, Cl. A, 3.30%,
10/16/29	892,845	903,768
Ser. 2008-8, Cl. A, 3.61%,
11/16/27	1,061,984	1,084,214
Ser. 2005-90, Cl. A, 3.76%,
9/16/28	865,099	893,557
Ser. 2006-39, Cl. A, 3.77%,
6/16/25	468,053	476,352
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	175,185	176,731
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	527,050	545,174
Ser. 2009-4, Cl. AB, 4.02%,
3/16/37	972,496	1,018,614
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	22,705	22,704
Ser. 2006-30, Cl. A, 4.18%,
4/16/28	1,069,195	1,112,142
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	423,333	431,432
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	1,706,496	1,778,906
Ser. 2005-52, Cl. A, 4.29%,
1/16/30	142,502	143,916
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	129,688	130,927
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	364,924	369,278
Ser. 2008-39, Cl. A, 4.50%,
2/16/23	1,766,838	1,811,187
Ser. 2009-4, Cl. AB, 4.80%,
11/16/37	1,353,964	1,447,914

Ser. 2008-86, Cl. A, 4.84%,
11/16/25	1,246,662		1,290,822
Ser. 2006-18, Cl. A, 4.97%,
12/16/21	523,559		527,498
Ser. 2006-32, Cl. A, 5.08%,
1/16/30	503,653		527,667
Ser. 2008-59, Cl. A, 5.43%,
12/16/23	693,245	b	705,334
			24,096,047
U.S. Treasury Notes--46.3%
0.50%, 10/15/13	13,000,000		12,839,528
1.00%, 7/15/13	36,565,000		36,693,563
1.38%, 5/15/12	3,250,000		3,290,498
1.38%, 2/15/13	30,490,000		30,912,805
			83,736,394
Total Bonds and Notes
(cost $177,049,379)			177,717,986
	Principal
Short-Term Investments--.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.14%, 4/14/11
(cost $19,996)	20,000	[d]	19,998

Other Investment--1.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,158,000)	3,158,000	[e]	3,158,000

Investment of Cash Collateral for
Securities Loaned--1.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,067,019)	3,067,019	[e]	3,067,019

Total Investments (cost $183,294,394)	101.6%		183,963,003
Liabilities, Less Cash and Receivables	(1.6%)		(2,949,583)

Net Assets	100.0%	181,013,420

a	Security, or portion thereof, on loan. At February 28, 2011, the value of the fund's securities on loan was
$2,969,639 and the value of the collateral held by the fund was $3,067,019.
b	Variable rate security--interest rate subject to periodic change.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At February 28, 2011, the aggregate cost of investment securities for income tax purposes was $183,294,394.

Net unrealized appreciation on investments was $668,609 of which $1,175,104 related to appreciated investment securities and $506,495 related to depreciated investment securities.

Portfolio Summary (Unaudited) †				Value (%)
U.S. Government & Agencies				88.2
Corporate Bonds				10.0
Short-Term/Money Market Investments				3.4
				101.6
† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
February 28, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 2/28/2011	($)
Financial Futures Long
U.S. Treasury 2-Year Notes	15	3,274,453	June 2011	3,750

STATEMENT OF FINANCIAL FUTURES
February 28, 2011 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 2/28/2011	($)
Financial Futures Long
U.S. Treasury 2-Year Notes	15	3,274,453	June 2011	3,750

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Corporate Bonds+	-	18,128,160	-	18,128,160
Mutual Funds	6,225,019	-	-	6,225,019
U.S. Government Agencies/Mortgage-Backed	-	75,853,432	-	75,853,432
U.S. Treasury	-	83,756,392	-	83,756,392
Other Financial Instruments:
Futures++	3,750	-	-	3,750

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures and options are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Short-Intermediate Government Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	April 26, 2011

                                                                  EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)